GOODWILL	12 Months Ended
Dec. 31, 2014
Goodwill [Abstract]
GOODWILL

9. GOODWILL

The changes in the carrying amount of goodwill were as follows:

	2013	2014
	RMB	RMB	US$
Balance as of January 1,	13,384	52,819	8,513
Goodwill acquired in business combinations (note 3)	39,995	210,152	33,870
Foreign currency translation adjustments	(560)	(1,285)	(206)

Balance as of December 31,	52,819	261,686	42,177

As of December 31, 2014, there were two separate reporting units representing one acquired business and the rest of the Group. In 2014, the Group elected to assess goodwill for impairment using the two-step process at the reporting unit representing the acquired business. The fair value of the reporting unit exceeded its respective carrying amount, therefore, goodwill related to the reporting unit was not impaired and the Group was not required to perform further testing. For the other reporting unit, the Group performed a qualitative assessment and evaluated all relevant factors, weighed all factors in their entirety and concluded that it was not more-likely-than-not the fair value was less than the carrying amount of this reporting unit, and further impairment testing on goodwill was unnecessary as of December 31, 2014.